Interest Rate Benchmark Reform - Schedule of Amounts Affected by IBOR Reform (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Derivative financial instruments	£ 2,271	£ 1,681
Other financial assets at FVTPL	155	185
Financial assets at amortised cost	156	506
Total assets	284,317	287,098
Liabilities
Derivative financial instruments	720	777
Other financial liabilities at fair value through profit or loss	827	803
Total liabilities	268,644	270,996
GBP LIBOR
Assets
Derivative financial instruments	0	0
Other financial assets at FVTPL		8
Financial assets at amortised cost	85	1,373
Total assets	85	1,381
Liabilities
Derivative financial instruments	130	338
Other financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost		34
Total liabilities	130	372
Off-balance sheet commitments given	8	338
USD LIBOR
Assets
Derivative financial instruments	1,650	1,480
Other financial assets at FVTPL		0
Financial assets at amortised cost	17	81
Total assets	1,667	1,561
Liabilities
Derivative financial instruments	1,830	1,831
Other financial liabilities at fair value through profit or loss	3	5
Financial liabilities at amortised cost		185
Total liabilities	1,833	2,021
Off-balance sheet commitments given	79	59
Other
Assets
Derivative financial instruments	0	0
Other financial assets at FVTPL		0
Financial assets at amortised cost	0	1
Total assets	0	1
Liabilities
Derivative financial instruments	0	0
Other financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost		0
Total liabilities	0	0
Off-balance sheet commitments given	0	0
Total
Assets
Derivative financial instruments	1,650	1,480
Other financial assets at FVTPL		8
Financial assets at amortised cost	102	1,455
Total assets	1,752	2,943
Liabilities
Derivative financial instruments	1,960	2,169
Other financial liabilities at fair value through profit or loss	3	5
Financial liabilities at amortised cost		219
Total liabilities	1,963	2,393
Off-balance sheet commitments given	£ 87	£ 397